Segment Information - Information by Segment on Current Cost of Supplies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue	$ 388,379	$ 305,179	$ 233,591
Interest and other income	4,071	2,466	2,897
Interest income	772	677	451
Net gains on sale and revaluation of non-current assets and businesses	3,265	1,640	2,141
Interest expense	3,745	4,042	3,203
Integrated Gas [Member]
Disclosure Of Operating Segments [Line Items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	2,273	1,714	1,116
Interest and other income	2,230	687	765
Net gains on sale and revaluation of non-current assets and businesses	2,231	301	507
Taxation charge/(credit) (CCS basis)	2,795	790	1,254
Integrated Gas [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	43,764	32,674	25,282
Depreciation, depletion and amortisation charge, of which:	4,850	4,965	4,509
Impairment losses	200	302	72
Impairment reversals		10
Interest expense	221	248	247
Integrated Gas [Member] | Intersegment Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	4,853	3,978	3,908
Upstream [Member]
Disclosure Of Operating Segments [Line Items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	285	623	222
Interest and other income	600	1,188	839
Net gains on sale and revaluation of non-current assets and businesses	712	1,189	867
Taxation charge/(credit) (CCS basis)	8,791	2,409	(938)
Upstream [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	9,892	7,723	6,412
Depreciation, depletion and amortisation charge, of which:	13,006	17,303	16,779
Impairment losses	1,065	4,118	1,274
Impairment reversals	1,265	605
Interest expense	609	744	852
Upstream [Member] | Intersegment Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	37,841	32,469	26,524
Downstream [Member]
Disclosure Of Operating Segments [Line Items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,785	1,956	2,244
Interest and other income	345	154	851
Net gains on sale and revaluation of non-current assets and businesses	302	136	765
Taxation charge/(credit) (CCS basis)	1,515	1,783	1,008
Downstream [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	334,680	264,731	201,823
Depreciation, depletion and amortisation charge, of which:	4,064	3,877	3,681
Impairment losses	424	385	588
Impairment reversals			38
Interest expense	71	109	91
Downstream [Member] | Intersegment Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	5,358	4,248	1,727
Corporate [Member]
Disclosure Of Operating Segments [Line Items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	(222)	(129)	(182)
Interest and other income	896	437	442
Interest income	772	677	451
Net gains on sale and revaluation of non-current assets and businesses	20	14	2
Taxation charge/(credit) (CCS basis)	(1,270)	(636)	(839)
Corporate [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	43	51	74
Depreciation, depletion and amortisation charge, of which:	215	78	24
Impairment losses	7		6
Interest expense	2,844	2,941	2,013
Reportable Segments [Member]
Disclosure Of Operating Segments [Line Items]
Share of profit/(loss) of joint ventures and associates (CCS basis)	4,121	4,164	3,400
Interest and other income	4,071	2,466	2,897
Interest income	772	677	451
Net gains on sale and revaluation of non-current assets and businesses	3,265	1,640	2,141
Taxation charge/(credit) (CCS basis)	11,831	4,346	485
Reportable Segments [Member] | Operating Segments [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	388,379	305,179	233,591
Depreciation, depletion and amortisation charge, of which:	22,135	26,223	24,993
Impairment losses	1,696	4,805	1,940
Impairment reversals	1,265	615	38
Interest expense	3,745	4,042	3,203
CCS Earnings [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings	24,364	12,471	3,692
Taxation charge/(credit) (CCS basis)	(116)	349	344
CCS Earnings [Member] | Integrated Gas [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings	11,444	5,078	2,529
CCS Earnings [Member] | Upstream [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings	6,798	1,551	(3,674)
CCS Earnings [Member] | Downstream [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings	7,601	8,258	6,588
CCS Earnings [Member] | Corporate [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings	(1,479)	(2,416)	(1,751)
CCS Earnings [Member] | Reportable Segments [Member]
Disclosure Of Operating Segments [Line Items]
CCS earnings	$ 24,364	$ 12,471	$ 3,692